Stock Option Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Payments Stock Option Activity 1		$ 4,000,000
Share-based Payments Stock Option Activity 2		1,285,567
Share-based Payments Stock Option Activity 3		3.00
Share-based Payments Stock Option Activity 4		111,333
Share-based Payments Stock Option Activity 5		4.91
Share-based Payments Stock Option Activity 6		0
Share-based Payments Stock Option Activity 7		0
Share-based Payments Stock Option Activity 8		(13,333)
Share-based Payments Stock Option Activity 9		3.00
Share-based Payments Stock Option Activity 10		1,383,567
Share-based Payments Stock Option Activity 11		227,567
Share-based Payments Stock Option Activity 12		4.48
Share-based Payments Stock Option Activity 13		(1,347)
Share-based Payments Stock Option Activity 14		3.80
Share-based Payments Stock Option Activity 15		(24,386)
Share-based Payments Stock Option Activity 16		5.38
Share-based Payments Stock Option Activity 17		1,585,401
Share-based Payments Stock Option Activity 18		3.54
Share-based Payments Stock Option Activity 19		1,067,404
Share-based Payments Stock Option Activity 20		3.32
Share-based Payments Stock Option Activity 21		2,414,599
Share-based Payments Stock Option Activity 1	4,000,000
Share-based Payments Stock Option Activity 2	1,585,401
Share-based Payments Stock Option Activity 3	3.54
Share-based Payments Stock Option Activity 4	0
Share-based Payments Stock Option Activity 5	0
Share-based Payments Stock Option Activity 6	0
Share-based Payments Stock Option Activity 7	0
Share-based Payments Stock Option Activity 8	(900)
Share-based Payments Stock Option Activity 9	45.00
Share-based Payments Stock Option Activity 10	1,584,501
Share-based Payments Stock Option Activity 11	3.55
Share-based Payments Stock Option Activity 12	1,131,160
Share-based Payments Stock Option Activity 13	3.30
Share-based Payments Stock Option Activity 14	$ 2,415,499